FINANCE COSTS—NET (Details) - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Analysis of income and expense [line items]
Interest expense on borrowings	€ (30)	€ (30)	€ (61)	€ (62)
Expenses on factoring arrangements	(3)	(5)	(6)	(10)
Interest expense on leases	(2)	(4)	(5)	(7)
Realized and unrealized (losses) / gains on debt derivatives at fair value	(7)	(4)	1	5
Realized and unrealized exchange (losses) / gains on financing activities - net	8	6	(3)	0
Interest cost on pension and other benefits	(3)	(4)	(6)	(8)
Other finance expenses	(6)	(2)	(8)	(8)
Capitalized borrowing costs	1	0	1	1
Finance expenses	(42)	(43)	(87)	(89)
Finance costs - net	€ (42)	€ (43)	€ (87)	€ (89)
Capitalization rate			6.00%	6.00%
Constellium SE Senior Notes
Analysis of income and expense [line items]
Interest expense on debt instruments issued			€ 57	€ 58
Pan US ABL Facility
Analysis of income and expense [line items]
Interest expense on debt instruments issued			€ 3	€ 3